Financial risk management (Details 5) $ in Millions	Jun. 30, 2024 USD ($)
Derivatives [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (65)
Derivatives [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(128)
Derivatives Not Designated For Hedge Accounting [Member] | Crudeoil And Oil Products Price Changes [Member] | Futures contract [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(61)
Derivatives Not Designated For Hedge Accounting [Member] | Crudeoil And Oil Products Prices Changes [Member] | Futures contract [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(122)
Derivatives Not Designated For Hedge Accounting [Member] | Soybean Oil Price Changes [Member] | Futures contract [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(1)
Derivatives Not Designated For Hedge Accounting [Member] | Soybean Oil Price Changes [Member] | Futures contract [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(2)
Derivatives Not Designated For Hedge Accounting [Member] | Foreign Currency Depreciation B R L [Member] | Futures contract [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(3)
Derivatives Not Designated For Hedge Accounting [Member] | Foreign Currency Depreciation B R L [Member] | Futures contract [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (4)